22 Debentures (Details 1) R$ in Thousands	Dec. 31, 2020 BRL (R$)
Disclosure of detailed information about borrowings [line items]
Gross debt	R$ 4,935,558
Transaction cost	(59,488)
Net debt	4,876,070
2021 [member]
Disclosure of detailed information about borrowings [line items]
Gross debt	2,035,503
Transaction cost	(18,969)
Net debt	2,016,534
2022 [member]
Disclosure of detailed information about borrowings [line items]
Gross debt	1,173,340
Transaction cost	(12,064)
Net debt	1,161,276
2023 [member]
Disclosure of detailed information about borrowings [line items]
Gross debt	504,759
Transaction cost	(6,982)
Net debt	497,777
2024 [member]
Disclosure of detailed information about borrowings [line items]
Gross debt	499,422
Transaction cost	(5,298)
Net debt	494,124
2025 [member]
Disclosure of detailed information about borrowings [line items]
Gross debt	234,477
Transaction cost	(3,756)
Net debt	230,721
After 2026 [Member]
Disclosure of detailed information about borrowings [line items]
Gross debt	488,057
Transaction cost	(12,419)
Net debt	R$ 475,638